Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 12,478,433	$ 17,787,159		$ 20,952,867
Restricted certificate of deposit	250,375	250,375		251,236
Short-term investments		4,959,263
Accounts receivable, net	2,634,644	1,622,434		794,136
Inventories	11,013,569	6,666,912
Contract assets	323,931	573,895		893,375
Prepaid expenses	5,392,527	5,046,599
Other current assets	54,384	56,410
Total Current assets	32,147,863	36,963,047		23,169,058
Property and equipment, net	16,950,015	15,167,367		1,437,311
Operating lease right-of-use asset	256,389	317,208		513,763
Other assets	140,197	155,490		47,240
Total assets	49,494,464	52,603,112		25,167,372
Current liabilities:
Accounts payable	2,607,473	324,484		1,402,424
Accrued liabilities	3,656,268	3,142,977		1,576,433
Operating lease liabilities - current	347,392	410,158		353,598
Notes payable – current				10,250,000
Notes payable, related parties – current				3,000,000
Accrued expenses – related party	75,702	84,624
Total Current Liabilities	6,611,133	3,877,619		16,582,455
Warrant liabilities	34,925,245	32,688,342
Operating lease liabilities - long-term	6,251	87,214		467,208
Notes payable - long-term, net of discount	16,829,983	15,922,118		14,708,333
Other liabilities				20,833
Total Liabilities	58,372,612	52,575,293		31,778,829
Commitments and Contingencies
Stockholders’ (Deficit) Equity
Preferred stock
Common stock	4,728	4,725		967
Additional paid-in capital	69,402,246	68,128,196		33,221,505
Accumulated deficit	(78,285,122)	(68,105,102)		(39,844,531)
Total Stockholders’ Equity (Deficit)	(8,878,148)	27,819	$ (13,083,601)	(6,611,457)	$ (1,428,721)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 49,494,464	52,603,112		25,167,372
Series A Preferred Stock
Stockholders’ (Deficit) Equity
Preferred stock				3,348
Series B Preferred Stock
Stockholders’ (Deficit) Equity
Preferred stock				7,254
CleanTech Acquisition Corp
Current assets:
Cash and cash equivalents			172,785	518,905	25,000
Prepaid expenses			30,157	73,865
Total Current assets			202,942	592,770	25,000
Investments held in Trust Account			174,483,243	174,230,428
Total assets			174,686,185	174,823,198	25,000
Current liabilities:
Accounts payable			325,387	153,601
Accrued expenses			1,018,979	29,500	1,000
Accrued expenses – related party			113,333	53,333
Franchise tax payable			100,000	97,200
Promissory note – related party			400,333
Total Current Liabilities			1,958,032	333,634	1,000
Warrant liabilities			5,056,000	7,973,250
Total Liabilities			7,014,032	8,306,884	1,000
Commitments and Contingencies
Common stock subject to possible redemption			174,370,884	174,225,000
Stockholders’ (Deficit) Equity
Preferred stock
Common stock			431	431	431
Additional paid-in capital					24,569
Accumulated deficit			(6,699,162)	(7,709,117)	(1,000)
Total Stockholders’ Equity (Deficit)			(6,698,731)	(7,708,686)	24,000
Total Liabilities and Stockholders’ Equity (Deficit)			$ 174,686,185	174,823,198	$ 25,000
Previously Reported
Current assets:
Prepaid expenses		2,392,978		67,219
Other current assets		$ 2,710,031		$ 210,225